Document and Entity Information	Nov. 21, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001579298
Document Type	8-K
Document Period End Date	Nov. 21, 2023
Entity Registrant Name	BURLINGTON STORES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36107
Entity Tax Identification Number	80-0895227
Entity Address, Address Line One	2006 Route 130 North
Entity Address, City or Town	Burlington
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08016
City Area Code	(609)
Local Phone Number	387-7800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	BURL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false